Loans and borrowings	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Loans and borrowings

Note 12 – Loans and borrowings

Short-term borrowings consist of the following:

	As of June 30,
	2026	2025
Trade Financing Facilities	$86,074,981	$91,806,603

Line of Credit

Trade financing facilities are lines of credit that bear interest at rates ranging from 5.50% to 7.50% (2025: 5.75% to 7.75%) per annum, with repayment terms of up to 90 days (2025: 90 days) from the utilization date, and are secured by the following:

(i)	Registered legal charge by way of debenture over all the present and future assets, rights, interests and undertakings of Tumpuan Megah and SMF, both subsidiaries of the Company;
(ii)	Corporate guarantees by Straits, the majority shareholder of the Company, and by SMF and the Company;
(iii)	Personal guarantee by Dato’ Sri Kam Choy Ho, a director of the Company;
(iv)	Pledged deposit with Bank Islam Malaysia Berhad, representing an upfront Term Deposit-i Tawarruq placed by Straits as security for Islamic financing facilities; and
(v)	Subordination of advances from directors and shareholders of Tumpuan Megah.

Long-term borrowings consist of the following:

	As of June 30,
	2026	2025
Vendor installment loans	$200,000	$380,000
Bank term loan	508,642	554,173
Total	708,642	934,173
Less: current portion of loans payable	(240,141)	(409,025)
Long-term debt payable	$468,501	$525,148

Maturities of long-term borrowings, excluding finance leases, are as follows:

For the year ending June 30,
2027	$240,141
2028	41,410
2029	42,360
2030	43,332
2031	44,326
Thereafter	297,073
Total	$708,642

Vendor Installment Loans

The Company has entered into installment loans for the purchase of vessels, which are used primarily for its bunkering operations. These loans are secured by the vessels acquired and have fixed repayment schedules over the life of the loan, with periodic payments consisting of both principal and interest components.

As of June 30, 2026, the aggregate outstanding balance of installment loans for the purchase of vessels amounted to $200,000, which is repayable within one year. No interest is charged on the outstanding balance as of June 30, 2026 (2025: nil). The Company is in compliance with all covenants and requirements stipulated in the loan agreements. The vessels acquired through these loans are recorded as assets on the Company’s balance sheet and are depreciated over their useful lives.

Interest expenses related to these installment loans are recognized over the life of the loans using the effective interest method.

Bank Term Loan

On June 24, 2022, the Company entered into a facility agreement for a term loan of up to SGD824,000 (equivalent to $637,722) to partially finance the acquisition of leasehold property. Interest is charged at 1.20% per annum over the 3-month Compounded Singapore Overnight Rate Average (“SORA”) for the first two years from the date of first disbursement, and at 2.00% per annum over the 3-month Compounded SORA from the third year onwards. The loan is secured by way of a legal mortgage over the property and guarantees provided by SMS 1.

As of June 30, 2026 and 2025, the Company was in compliance with the applicable affirmative, negative and financial covenants contained in its short-term and long-term borrowings. The weighted average annual interest rates of the bank loans for the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023 were 6.14%, 6.04%, 5.70% and 7.98%, respectively. Total interest expense on loans and borrowings was $5,325,104, $2,801,234, $4,594,956 and $2,200,755 for the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, respectively.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023